Loss for the Period (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Loss for the Period [Line Items]
Interest expense on external borrowings	$ 2,923	$ 5,431	$ 3,140	$ 2,476
Interest expense on shareholder loans	3,040	2,807	7,042	3,192
Interest expense on finance lease	0	0	0	50
Amortisation on loan set up costs	275	553	227	152
Finance costs	6,238	8,791	10,409	5,870
Other (gains)/losses
Fair value (gain)/loss on foreign exchange contracts	2,135	(502)	7,660	(6,330)
Net foreign exchange(gains)/losses	1,171	(255)	(5,237)	1,630
Gains (losses) on change in value of foreign currency basis spreads, before tax	3,306	(757)	2,423	(4,700)
Brand transition, restructure and transaction expenses
Brand transition expenses	0	0	884	10,160
Onerous contracts	1,166	(265)	789	329
Restructure expenses	103	215	559	111
Transaction expenses	52	3,322	0	1,582
Brand transition, restructure and transaction cost	$ 1,321	$ 3,272	$ 2,232	$ 12,182